Shareholder Report, Average Annual Return (Details) 943700_The Market Opportunities Fund_Advisor Class A_TSR Annual {Advisor Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Average Annual Return, Percent	(8.88%)	17.77%	17.90%
Without Sales Load [Member] | Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (without sales charge)
Average Annual Return, Percent	(3.31%)	19.17%	18.60%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	31.22%	8.92%	8.18%